Accounts Payable	12 Months Ended
Dec. 31, 2019
Accounts Payable
Accounts Payable

13. Accounts Payable

	December 31,
	2019	2018
	(in US$’000)
Accounts payable—third parties	19,598	14,158
Accounts payable—non-controlling shareholders of subsidiaries (Note 22(iv))	4,363	4,960
Accounts payable—related party (Note 22(ii))	—	6,507
	23,961	25,625

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.